Guarantee liabilities	12 Months Ended
Dec. 31, 2018
Guarantee liabilities
Guarantee liabilities

8. Guarantee liabilities

The movement of guarantee liabilities during the years ended December 31, 2016, 2017 and 2018 are as follows:

RMB

	As of	Provision at				As of
	January 1,	the inception		Released on	Contingent	December 31,
	2016	of new loans	Net payout(1)	expiration	liability	2016
Xiaoying Credit Loan	1,196,197	42,591,980	(5,323,494)	(96,170)	—	38,368,513
-Xiaoying Card Loan	—	16,330,155	—	—	—	16,330,155
-Xiaoying Preferred Loan	1,196,197	26,261,825	(5,323,494)	(96,170)	—	22,038,358
Xiaoying Housing Loan	5,820,087	7,813,106	(4,056,219)	(2,278,365)	—	7,298,609
Internet Channel	974,220	2,577,686	(1,003,962)	(70,153)	—	2,477,791
Others	1,704,523	57,197,189	(6,099,184)	(285,989)	—	52,516,539
Total	9,695,027	110,179,961	(16,482,859)	(2,730,677)	—	100,661,452

RMB

	As of	Provision at				As of
	January 1,	the inception		Released on	Contingent	December 31,
	2017	of new loans	Net payout(1)	expiration	liability(2)	2017
Xiaoying Credit Loan	38,368,513	797,431,715	(411,239,134)	(19,172,658)	109,086,588	514,475,024
-Xiaoying Card Loan	16,330,155	616,729,990	(322,763,679)	(12,740,493)	109,086,588	406,642,561
-Xiaoying Preferred Loan	22,038,358	180,701,725	(88,475,455)	(6,432,165)	—	107,832,463
Xiaoying Housing Loan	7,298,609	23,970,437	(1,169,476)	(21,410,597)	—	8,688,973
Internet Channel	2,477,791	28,924,659	(23,731,237)	(4,741,527)	—	2,929,686
Others	52,516,539	7,437,265	(111,092,188)	(3,278,354)	73,492,088	19,075,350
Total	100,661,452	857,764,076	(547,232,035)	(48,603,136)	182,578,676	545,169,033

RMB

	As of	Provision at				As of
	January 1,	the inception		Released on	Contingent	December 31,
	2018	of new loans	Net payout(1)	expiration	liability(2)	2018
Xiaoying Credit Loan	514,475,024	5,884,134	(667,658,887)	(15,691,880)	182,289,328	19,297,719
-Xiaoying Card Loan	406,642,561	4,183,193	(395,958,527)	(13,868,799)	10,874,300	11,872,728
-Xiaoying Preferred Loan	107,832,463	1,700,941	(271,700,360)	(1,823,081)	171,415,028	7,424,991
Xiaoying Housing Loan	8,688,973	1,773,180	(378,694)	(8,482,977)	—	1,600,482
Internet Channel	2,929,686	—	(12,890,754)	(365,456)	10,326,524	—
Others	19,075,350	—	(42,688,268)	(135,000)	23,747,918	—
Total	545,169,033	7,657,314	(723,616,603)	(24,675,313)	216,363,770	20,898,201

USD

	As of	Provision at				As of
	January 1,	the inception		Released on	Contingent	December 31,
	2018	of new loans	Net payout (1)	expiration	liability(2)	2018
Xiaoying Credit Loan	74,827,289	855,812	(97,106,958)	(2,282,289)	26,512,883	2,806,737
-Xiaoying Card Loan	59,143,708	608,420	(57,589,779)	(2,017,133)	1,581,601	1,726,817
-Xiaoying Preferred Loan	15,683,581	247,392	(39,517,179)	(265,156)	24,931,282	1,079,920
Xiaoying Housing Loan	1,263,759	257,898	(55,079)	(1,233,798)	—	232,780
Internet Channel	426,105	—	(1,874,882)	(53,154)	1,501,931	—
Others	2,774,395	—	(6,208,751)	(19,635)	3,453,991	—
Total	79,291,548	1,113,710	(105,245,670)	(3,588,876)	31,468,805	3,039,517
(1)	Net payouts represent the amount paid to ZhongAn upon borrowers’ default net of the amount subsequently collected from the borrower if they paid back the loan.
(2)

The Company recognized a contingent liability of RMB182,578,676 and RMB216,363,770 (US$31,468,805) relating to certain loan products whose performances were adversely impacted by the tightened liquidity environment and release of a series of new regulations during the years ended December 31, 2017 and 2018, respectively.

The following table presents the maximum potential undiscounted future payments by product, remaining weighted average contractual loan term, and estimated net default rates as of December 31, 2017 and 2018, respectively:

	Maximum potential
	undiscounted future	Remaining weighted
	payment	average contractual	Estimated net
As of December 31, 2017	(RMB)	term (Month)	default rate
Xiaoying Credit Loan	7,245,232,755	5.86	5.98%
-Xiaoying Card Loan	2,715,466,847	6.56	10.19%
-Xiaoying Preferred Loan	4,529,765,908	5.38	3.10%
Internet Channel	1,038,397,955	9.01	0.49%
Xiaoying Housing Loan	1,732,414,550	3.68	0.53%
Other products	540,224,362	4.23	1.76%
Total	10,556,269,622

	Maximum potential	Maximum potential
	undiscounted future	undiscounted future	Remaining weighted
	payment	payment	average contractual	Estimated net
As of December 31, 2018	(RMB)	(USD)	term (Month)	default rate
Xiaoying Credit Loan	61,705,508	8,974,694	18.02	16.57%
-Xiaoying Card Loan	42,762,991	6,219,619	17.59	17.31%
-Xiaoying Preferred Loan	18,942,517	2,755,075	19.14	14.64%
Internet Channel (1)	2,004,234,932	291,503,881	8.19	0.00%
Xiaoying Housing Loan	282,830,247	41,135,953	3.60	0.60%
Other products	1,427,397	207,606	3.67	0.00%
Total	2,350,198,084	341,822,134
(1)	Relates to loans referred from third party channel cooperators that has back to back guarantee arrangements with the Group. As such, estimated net default rate is 0% as of December 31, 2018.

As of December 31, 2017 and 2018, the maximum potential undiscounted future payment that had been collateralized by real estate was estimated to be RMB1.7 billion  and RMB0.28 billion (US$0.04 billion)respectively.

From August 2017, the Group entered into a new arrangement with a third party asset management company to obtain a back to back guarantee for an identified portfolio of Xiaoying Housing Loan products. The third party asset management company has the commitment to compensate the Group for the actual losses incurred on any loan within the portfolio upon default by the borrower and will acquire the creditor's rights and the associated collateral of the underlying loan from the Group upon settlement. The Group pays 0.6% of the portfolio amount as service fee to the asset management company for providing such services and accounts for as part of origination and servicing cost over the term of the asset management agreement. The Group ceased cooperation with the asset management company in 2018.

From March 2018, Jiangxi Ruijing, an equity investee of the Company, provides guarantee service for an identified portfolio of loans facilitated on the Company's platform and engages directly with the borrowers and investors on the platform. Throughout the loan term, borrowers pay the guarantee fee directly to the asset management company. Upon the default of the borrower, Jiangxi Ruijing directly compensates the investors and obtains the creditor's rights of the loans. As a result, no guarantee liabilities have been recorded by the Group for the loan portfolio that are guaranteed by Jiangxi Ruijing.